First Trust Alerian Disruptive Technology Real Estate ETF Annual Fund Operating Expenses - First Trust Alerian Disruptive Technology Real Estate ETF - First Trust Alerian Disruptive Technology Real Estate ETF
	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.60%	[1]

[1]	Expenses have been restated to reflect the current fiscal year.